000 B000000 12/31/2001
000 C000000 0000000
000 D000000 N
000 E000000 F
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 STERLING CAPITAL CORPORATION
001 B000000 811-1537
001 C000000 2129803360
002 A000000 635 MADISON AVENUE
002 B000000 NEW YORK
002 C000000 NY
002 D010000 10022
002 D020000 1067
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
019 B000000    0
020 A000001 USB PAINE WEBBER
020 B000001 13-2638166
020 C000001     13
020 A000002 RAYMOND JAMES
020 B000002 59-1237041
020 C000002      7
020 A000003 MONESS, CRESPI, HARDT & CO.,INC
020 B000003 13-2878577
020 C000003      4
020 A000004 DAIN RAUSCHER
020 B000004 41-1416330
020 C000004      3
020 A000005 DIRECT BROKERAGE INC
020 B000005 13-5521910
020 C000005      3
020 A000006 WEEDEN & COMPANY
020 B000006 13-3364318
020 C000006      2
020 A000007 CREDIT SUIESSE FIRST BOSTON / DLJ
020 B000007 13-2741729
020 C000007      1
020 A000008 FAHNESTOCK & CO.
020 B000008 13-5657518
020 C000008      0
020 C000009      0
020 C000010      0
021  000000       33
022 A000001 DIRECT BROKERAGE-JRP GROUP
022 B000001 13-5521910
022 C000001      1341
022 D000001         0
022 A000002 FORD MOTOR CREDIT COMPANY
022 B000002 38-1612444
022 C000002       500
022 D000002         0
022 A000003 GATES CAPITAL CORP
022 B000003 13-3636543
022 C000003       415
022 D000003      1092
022 A000004 FAHNESTOCK & COMPANY
022 B000004 13-5657518
022 C000004       161
022 D000004         0
022 A000005 USB PAINE WEBBER
022 B000005 13-2638166
022 C000005       102
022 D000005       422
022 A000006 RAYMOND JAMES
022 B000006 59-1237041
022 C000006        56
022 D000006       468
022 A000007 GENERAL MOTOR ACCEPTANCE CORPORATION
022 B000007 38-0572512
022 C000007         0
022 D000007         0
022 A000008 CITIBANK N.A.
022 B000008 13-5266470
022 C000008         0
022 D000008      1154
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000       2575
023 D000000       4636
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
028 A010000         0
028 A020000         0
028 A030000         0
028 A040000         0
028 B010000         0
028 B020000         0
028 B030000         0
028 B040000         0
028 C010000         0
028 C020000         0
028 C030000         0
028 C040000         0
028 D010000         0
028 D020000         0
028 D030000         0
028 D040000         0
028 E010000         0
028 E020000         0
028 E030000         0
028 E040000         0
028 F010000         0
028 F020000         0
028 F030000         0
028 F040000         0
028 G010000         0
028 G020000         0
028 G030000         0
028 G040000         0
028 H000000         0
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
035  000000      0
036 B000000      0
038  000000      0
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
061  000000        0
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  0.0
066 A000000 Y
066 B000000 N
066 C000000 Y
066 D000000 N
066 E000000 N
066 F000000 N
066 G000000 N
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
071 A000000      6895
071 B000000      6594
071 C000000     17051
071 D000000   38
072 A000000 12
072 B000000      241
072 C000000      489
072 D000000        0
072 E000000        0
072 F000000        0
072 G000000        0
072 H000000      202
072 I000000       26
072 J000000       17
072 K000000        0
072 L000000        0
072 M000000       64
072 N000000        8
072 O000000        8
072 P000000        0
072 Q000000        0
072 R000000       21
072 S000000        3
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000      125
072 X000000      474
072 Y000000        0
072 Z000000      256
072AA000000     1066
072BB000000        0
072CC010000        0
072CC020000      727
072DD010000        0
072DD020000        0
072EE000000        0
073 A010000   0.1300
073 A020000   0.0000
073 B000000   0.4300
073 C000000   0.0000
074 A000000     4203
074 B000000        0
074 C000000      789
074 D000000      733
074 E000000      610
074 F000000    15086
074 G000000        0
074 H000000        0
074 I000000       50
074 J000000        0
074 K000000        0
074 L000000       64
074 M000000        6
074 N000000    21541
074 O000000       52
074 P000000        0
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000     1250
074 S000000        0
074 T000000    20239
074 U010000     2500
074 U020000        0
074 V010000     0.00
074 V020000     8.10
074 W000000   0.0000
074 X000000      916
074 Y000000        0
075 A000000        0
075 B000000    21286
076  000000     5.35
077 A000000 Y
077 B000000 Y
077 Q010000 N
077 Q020000 N
077 Q030000 N
080 C000000        0
081 B000000   0
082 B000000        0
083 B000000        0
084 B000000        0
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0

SIGNATURE   WAYNE S. REISNER
TITLE       PRESIDENT

                     Independent Auditors' Report


To the Shareholders and the
Board of Directors of
Sterling Capital Corporation:

In planning and performing our audit of the financial statements of Sterling Capital Corporation for the year ended December 31, 2001, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of Sterling Capital Corporation is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgements by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with accounting principles general accepted in the United States of America. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2001.

This report is intended solely for the information and use of management and the Board of Directors of Sterling Capital Corporation and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



/s/ Tardino Tocci & Goldstein LLP
---------------------------------
Tardino Tocci & Goldstein LLP


New York, New York
February 19, 2002